Other Income (Tables)	6 Months Ended
Jun. 30, 2022
Other Income Expense [Abstract]
Summary of Other income

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Government grants	5,041	1,584
	5,041	1,584